Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP CLW NR - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 28,380,688	$ 40,516,630
Dividend income	1,479,074	1,385,625
Net investment income	29,859,762	41,902,255
Interest income on notes receivable from participants	247,133	565,205
Employee (including rollovers)	9,790,291	27,551,113
Employer	6,241,169	12,598,633
Total contributions	16,031,460	40,149,746
Total additions	46,138,355	82,617,206
Benefits paid to participants	50,021,643	153,146,303
Administrative expenses	188,718	320,330
Total deductions	50,210,361	153,466,633
Net decrease in net assets available for benefits before transfers	(4,072,006)	(70,849,427)
Net transfers from other Clearwater Paper plan	1,561,564	2,098,337
Net decrease in net assets available for benefits	(2,510,442)	(68,751,090)
Beginning of year	(223,452,555)	(225,962,996)
Net assets available for benefits per the financial statements	$ 223,452,555	$ 225,962,996